Statement of Assets and Liabilities (Parentheticals)	Dec. 06, 2024 $ / shares
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Common stock shares par value	$ 0.001